Revenue and other group-wide disclosures - Narrative (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expense	SFr 10,706	SFr 13,087	SFr 22,627	SFr 27,191
Revenues from research and development collaborations	0	1,551	0	4,289
Co-development agreement with Orano Med
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expense	567		1,397
Research and development expense reimbursement		70		429
License and Collaboration Agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations	SFr 0	SFr 1,551	SFr 0	SFr 4,289